Income taxes - Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Valuation Allowance [Roll Forward]
Beginning balance	$ 152,207	$ 126,424
Additions	892	25,783
Reductions	0	0
Ending valuation allowance	$ 153,099	$ 152,207